As filed with the Securities and Exchange Commission on February 6, 2026

Securities Act File No. 333-289683

Investment Company Act File No. 811-24115

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

(Check appropriate box or boxes)

BARON ETF TRUST

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Kristine Treglia, Chief Legal Officer

c/o Baron ETF Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

Copies to:

Allison M. Fumai, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 4, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Baron ETF Trust (the “Registrant”), filed with the Commission on December 10, 2025 (Accession Number 0001193125-25-313749) (the “Registration Statement”) are incorporated herein by reference. This Post-Effective Amendment No. 3 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 2. The Registrant’s updated prospectus, statement of additional information and other information will be filed pursuant to 485(b) on or before March 4, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 6th day of February, 2026.

BARON ETF TRUST

By:	/s/ Ronald Baron*
Ronald Baron
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Ronald Baron* Ronald Baron	Chief Executive Officer and Trustee	February 6, 2026

/s/ Christopher Snively Christopher Snively	Managing Director, Chief Financial Officer and Treasurer	February 6, 2026

/s/ David Baron* David Baron	Co-President and Trustee	February 6, 2026

/s/ Michael Baron* Michael Baron	Co-President and Trustee	February 6, 2026

/s/ Thomas J. Folliard* Thomas J. Folliard	Chairman and Trustee	February 6, 2026

/s/ Abraham (Avi) Nachmany* Abraham (Avi) Nachmany	Trustee	February 6, 2026

/s/ Anita James Rival* Anita James Rival	Trustee	February 6, 2026

/s/ David A. Silverman, MD* David A. Silverman, MD	Trustee	February 6, 2026

/s/ Marvelle Sullivan* Marvelle Sullivan	Trustee	February 6, 2026

/s/ Errol Taylor* Errol Taylor	Trustee	February 6, 2026

/s/ Alejandro (Alex) Yemenidjian* Alejandro (Alex) Yemenidjian	Trustee	February 6, 2026

*By:	/s/ Kristine Treglia
Kristine Treglia, Attorney-in-fact